PL Portfolio Optimization Conservative Fund
PL Portfolio Optimization Conservative Fund
Investment goal
This fund seeks current income and preservation of capital.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Conservative Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Conservative Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.30%	0.30%	0.30%	0.30%
Acquired Funds Fees and Expenses		0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		1.38%	2.13%	2.13%	1.63%
Expense Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.23%	1.98%	1.98%	1.48%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	668	701	301	151
3 years	919	1,021	621	468
5 years	1,221	1,301	1,101	842
10 years	2,077	2,233	2,424	1,893

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	668	201	201	151
3 years	919	621	621	468
5 years	1,221	1,101	1,101	842
10 years	2,077	2,233	2,424	1,893

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 18.42% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a portion of its assets in equity securities. As of the date of this prospectus, the fund’s asset class allocation targets are 7% of its assets to cash equivalents, 73% to fixed income, 15% to domestic equity and 5% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	14%	PL Comstock:	4%
PL Floating Rate Loan:	9%	PL Large-Cap Growth:	2%
PL Inflation Managed:	18%	PL Mid-Cap Equity:	3%
PL Managed Bond:	38%	PL International Value:	2%
PL Main Street Core:	2%	PL International Large-Cap:	3%
PL Large-Cap Value:	5%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 1.97% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 8.29%; Q3 2008: -4.95%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Conservative Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec 31, 2003	2.28%	4.02%	3.81%
before taxes Class B	B (before taxes)		Dec 31, 2003	2.51%	4.18%	3.90%
before taxes Class C	C (before taxes)		Dec 31, 2003	6.53%	4.51%	4.00%
before taxes Class R	R (before taxes)		Sep 30, 2005	7.97%	5.00%	4.98%
after taxes on distributions Class A	A (after taxes on distributions)		Dec 31, 2003	1.27%	2.65%	2.64%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec 31, 2003	1.53%	2.67%	2.61%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Conservative Composite Benchmark	PL Portfolio Optimization Conservative Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	7.76%	5.09%	4.92%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate-Conservative Fund
PL Portfolio Optimization Moderate-Conservative Fund
Investment goal
This fund seeks current income and moderate growth of capital.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Moderate-Conservative Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Moderate-Conservative Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.30%	0.30%	0.30%	0.30%
Acquired Funds Fees and Expenses		0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		1.43%	2.18%	2.18%	1.68%
Expense Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.28%	2.03%	2.03%	1.53%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Moderate-Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	673	706	306	156
3 years	934	1,037	637	483
5 years	1,246	1,326	1,126	868
10 years	2,130	2,285	2,476	1,947

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Moderate-Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	673	206	206	156
3 years	934	637	637	483
5 years	1,246	1,126	1,126	868
10 years	2,130	2,285	2,476	1,947

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 9.61% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests the majority of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a considerable portion of its assets in equity securities. As of the date of this prospectus, the fund’s asset class allocation targets are 5% of its assets to cash equivalents, 55% to fixed income, 29% to domestic equity and 11% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	10%	PL Large-Cap Growth:	4%
PL Floating Rate Loan:	7%	PL Mid-Cap Equity:	4%
PL Inflation Managed:	14%	PL Growth LT:	2%
PL Managed Bond:	28%	PL Emerging Markets:	1%
PL Main Street Core:	5%	PL International Value:	3%
PL Large-Cap Value:	8%	PL International Large-Cap:	5%
PL Small-Cap Value:	1%	PL Mid-Cap Growth:	2%
PL Comstock:	6%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 2.74% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.34%; Q4 2008: -8.96%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Moderate-Conservative Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec 31, 2003	3.75%	3.54%	3.92%
before taxes Class B	B (before taxes)		Dec 31, 2003	4.08%	3.66%	4.00%
before taxes Class C	C (before taxes)		Dec 31, 2003	8.10%	4.03%	4.13%
before taxes Class R	R (before taxes)		Sep 30, 2005	9.63%	4.52%	4.60%
after taxes on distributions Class A	A (after taxes on distributions)		Dec 31, 2003	2.92%	2.39%	2.96%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec 31, 2003	2.52%	2.44%	2.87%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Moderate Conservative Composite Benchmark	PL Portfolio Optimization Moderate-Conservative Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	9.41%	4.66%	5.06%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate Fund
PL Portfolio Optimization Moderate Fund
Investment goal
This fund seeks long-term growth of capital and low to moderate income.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Moderate Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Moderate Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses		0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%	1.72%
Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.33%	2.08%	2.08%	1.58%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Moderate Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	678	711	311	161
3 years	948	1,052	652	499
5 years	1,269	1,349	1,149	892
10 years	2,175	2,330	2,520	1,993

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Moderate Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	678	211	211	161
3 years	948	652	652	499
5 years	1,269	1,149	1,149	892
10 years	2,175	2,330	2,520	1,993

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 9.36% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests the majority of its assets in equity securities, principally in common stocks of U.S. and international companies, but also invests a significant portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives. As of the date of this prospectus, the fund’s asset class allocation targets are 2% of its assets to cash equivalents, 38% to fixed income, 43% to domestic equity and 17% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	5%	PL Comstock:	8%
PL Floating Rate Loan:	5%	PL Large-Cap Growth:	5%
PL Inflation Managed:	11%	PL Mid-Cap Equity:	6%
PL Managed Bond:	17%	PL Growth LT:	4%
PL Main Street Core:	7%	PL International Value:	3%
PL Large-Cap Value:	10%	PL International Large-Cap:	8%
PL Mid-Cap Growth:	2%	PL Small-Cap Growth:	1%
PL Small-Cap Value:	3%	PL Real Estate:	2%
PL Emerging Markets:	3%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 3.58% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 14.47%; Q4 2008: -14.29%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Moderate Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec 31, 2003	5.88%	3.30%	4.36%
before taxes Class B	B (before taxes)		Dec 31, 2003	6.27%	3.41%	4.45%
before taxes Class C	C (before taxes)		Dec 31, 2003	10.21%	3.76%	4.54%
before taxes Class R	R (before taxes)		Sep 30, 2005	11.77%	4.24%	4.50%
after taxes on distributions Class A	A (after taxes on distributions)		Dec 31, 2003	5.30%	2.36%	3.56%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec 31, 2003	3.94%	2.41%	3.39%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Moderate Composite Benchmark	PL Portfolio Optimization Moderate Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	10.90%	4.13%	5.06%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate-Aggressive Fund
PL Portfolio Optimization Moderate-Aggressive Fund
Investment goal
This fund seeks moderately high, long-term capital appreciation with low, current income.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Moderate-Aggressive Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Moderate-Aggressive Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses		0.78%	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses		1.52%	2.27%	2.27%	1.77%
Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.38%	2.13%	2.13%	1.63%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Moderate-Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	683	716	316	166
3 years	963	1,067	667	514
5 years	1,294	1,375	1,175	918
10 years	2,227	2,382	2,571	2,047

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Moderate-Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	683	216	216	166
3 years	963	667	667	514
5 years	1,294	1,175	1,175	918
10 years	2,227	2,382	2,571	2,047

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 13.33% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in equity securities, principally in common stocks of U.S. and international companies, but also invests a portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities. As of the date of this prospectus, the fund’s asset class allocation targets are 20% of its assets to fixed income, 56% to domestic equity and 24% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	2%	PL Comstock:	9%
PL Emerging Markets:	5%	PL Large-Cap Growth:	5%
PL Inflation Managed:	8%	PL Mid-Cap Equity:	8%
PL Managed Bond:	8%	PL Growth LT:	6%
PL Main Street Core:	9%	PL International Value:	6%
PL Large-Cap Value:	11%	PL International Large-Cap:	9%
PL Mid-Cap Growth:	4%	PL Small-Cap Growth:	2%
PL Small-Cap Value:	5%	PL Real Estate:	3%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 4.33% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.90%; Q4 2008: -19.25%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Moderate-Aggressive Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec 31, 2003	7.60%	2.47%	4.11%
before taxes Class B	B (before taxes)		Dec 31, 2003	8.09%	2.58%	4.19%
before taxes Class C	C (before taxes)		Dec 31, 2003	12.24%	2.95%	4.29%
before taxes Class R	R (before taxes)		Sep 30, 2005	13.62%	3.46%	3.84%
after taxes on distributions Class A	A (after taxes on distributions)		Dec 31, 2003	7.33%	1.78%	3.51%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec 31, 2003	5.13%	1.90%	3.34%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Moderate-Aggressive Composite Benchmark	PL Portfolio Optimization Moderate-Aggressive Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	12.15%	3.39%	4.88%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Aggressive Fund
PL Portfolio Optimization Aggressive Fund
Investment goal
This fund seeks high, long-term capital appreciation.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Aggressive Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Aggressive Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Advisory Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.31%	0.31%	0.31%	0.31%
Acquired Funds Fees and Expenses		0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses		1.58%	2.33%	2.33%	1.83%
Expense Reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.42%	2.17%	2.17%	1.67%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	687	720	320	170
3 years	975	1,079	679	526
5 years	1,316	1,397	1,197	941
10 years	2,276	2,431	2,619	2,098

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	687	220	220	170
3 years	975	679	679	526
5 years	1,316	1,197	1,197	941
10 years	2,276	2,431	2,619	2,098

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 26.22% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in equity securities, principally in common stocks of U.S. and international (including emerging market countries) companies. As of the date of this prospectus, the fund’s asset class allocation targets are 5% of its assets to fixed income, 66% to domestic equity and 29% to international equity.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Emerging Markets:	6%	PL Comstock:	9%
PL Small-Cap Value:	7%	PL Large-Cap Growth:	5%
PL Real Estate:	4%	PL Mid-Cap Equity:	8%
PL Managed Bond:	3%	PL Growth LT:	6%
PL Main Street Core:	11%	PL International Value:	8%
PL Large-Cap Value:	12%	PL International Large-Cap:	10%
PL Mid-Cap Growth:	6%	PL Small-Cap Growth:	5%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 4.95% Best and worst quarterly performance reflected with the bar chart: Q2 2009: 20.61%; Q4 2008: -23.72%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Aggressive Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec 31, 2003	9.20%	1.73%	3.93%
before taxes Class B	B (before taxes)		Dec 31, 2003	10.07%	1.83%	4.03%
before taxes Class C	C (before taxes)		Dec 31, 2003	14.06%	2.21%	4.14%
before taxes Class R	R (before taxes)		Sep 30, 2005	15.29%	2.71%	3.27%
after taxes on distributions Class A	A (after taxes on distributions)		Dec 31, 2003	9.08%	1.20%	3.49%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec 31, 2003	6.09%	1.39%	3.31%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Aggressive Composite Benchmark	PL Portfolio Optimization Aggressive Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec 31, 2003	12.83%	2.50%	4.49%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Income Fund
PL Income Fund
Investment goal
This fund seeks a high level of current income;
capital appreciation is of secondary importance.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section beginning on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Income Fund	Class A	Class C	Class I
Share Class	A	C	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Income Fund		Class A	Class C	Class I
Share Class		A	C	I
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none
Other Expenses	[1]	0.62%	0.62%	0.47%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.38%	2.13%	0.98%
Expense Reimbursement	[2]	(0.47%)	(0.47%)	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.91%	1.66%	0.66%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and do not include non-recurring organizational and offering expenses.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 06/30/2014. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	514	269	67
3 years	703	523	211

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	514	169	67
3 years	703	523	211

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the period 12/31/2010 through 3/31/2011, the fund’s turnover rate was 142.25% of the average value of the fund.
Principal investment strategies

This fund invests principally in income producing debt instruments. When selecting income producing investments, the manager may invest in instruments that it believes have or have the potential for capital appreciation (including non-income producing investments). The fund will generally invest at least 60% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. Dollars, and U.S. government and agency securities. The fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes call “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate senior loans.

The fund expects to maintain a duration position within two years (plus or minus) of the Barclays Capital U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

Individual investment selection is based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities. The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its appreciation targets, reached its relative value opportunities, and/or that there have been changes in the fundamentals of the issuer.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Fund Performance
The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
PL Money Market Fund
PL Money Market Fund
Investment goal
This fund seeks current income consistent with preservation of capital.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Money Market Fund Class A
Share Class		Class A
Management Fee		0.20%
Service Fee		0.25%
Other Expenses		0.55%
Total Annual Fund Operating Expenses		1.00%
Expense Reimbursement	[1]	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.75%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.30% through 6/30/2012. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Expense Example (USD $)	PL Money Market Fund Class A
Share Class	Class A
1 year	77
3 years	294
5 years	528
10 years	1,202

Principal investment strategies

This fund invests in money market instruments that the manager believes have minimal credit risk. These investments principally include commercial paper and U.S. government obligations. The fund may also invest in asset-backed money market instruments and foreign money market instruments denominated in U.S. dollars. The fund’s dollar weighted average term to maturity will not exceed 60 days. The fund’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The fund invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund is managed to maintain a stable net asset value (NAV) of  $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 0.00% Best and worst quarterly performance reflected within the bar chart: Q1 2007: 1.12%; Q2-Q3 2009, and Q1-Q4 2010: 0.00%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Money Market Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Sep 28, 2001	none	2.05%	1.51%
after taxes on distributions Class A	A (after taxes on distributions)		Sep 28, 2001	none	1.33%	0.98%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Sep 28, 2001	none	1.33%	0.98%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Sep 28, 2001	0.13%	2.43%	2.17%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.

PL Floating Rate Loan Fund
PL Floating Rate Loan Fund
Investment goal
This fund seeks a high level of current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Floating Rate Loan Fund Class P
Share Class		Class P
Management Fee		0.75%
Other Expenses		0.39%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.16%
Less Fee Waiver and Expense Reimbursement	[1][2]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.82%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	The investment adviser has contractually agreed to waive 0.10% of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Floating Rate Loan Fund Class P
Share Class	Class P
1 year	84
3 years	283
5 years	534
10 years	1,254

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 92.44% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the fund invests include senior loans of domestic and foreign issuers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The fund may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the fund may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The fund may invest all or substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager.

The manager seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments. Being classified as non-diversified does not prevent the manager from managing as though it were a diversified portfolio.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 1.71% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.24%; Q2 2010: -2.37%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Floating Rate Loan Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception
Return before taxes Class P	Return before taxes		7.52%	4.83%
Return after taxes on distributions Class P	Return after taxes on distributions		6.00%	3.05%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		4.86%	3.04%
S&P/LSTA Leveraged Loan Index	S&P/LSTA Leveraged Loan Index	(reflects no deductions for fees, expenses or taxes)	10.13%	7.45%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Inflation Managed Fund
PL Inflation Managed Fund
Investment goal
This fund seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Inflation Managed Fund Class P
Share Class		Class P
Management Fee		0.40%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		0.74%
Less Expense Reimbursement	[1]	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.55%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Inflation Managed Fund Class P
Share Class	Class P
1 year	56
3 years	176
5 years	343
10 years	826

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 322.90% of the average value of the fund.

Principal investment strategies

This fund invests its assets in fixed income securities. Normally, the fund focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the fund’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The fund may also invest in fixed income securities issued by U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and derivative instruments and forward commitments relating to the previously mentioned securities.

When selecting securities, the manager:

  Decides what duration to maintain. The fund’s average duration is generally expected to be within approximately 3 years of the fund’s benchmark index duration, which was 7.83 years as of March 31, 2011.
  Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.
  Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial portion of the portfolio is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation linked market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 2.04% Best and worst quarterly performance reflected within the bar chart: Q1 2008: 6.43%; Q3 2008: -5.33%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Inflation Managed Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		7.57%	5.55%	5.70%
Return after taxes on distributions Class P	Return after taxes on distributions		5.85%	3.65%	3.83%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		4.90%	3.61%	3.77%
Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index	(reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	5.78%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Managed Bond Fund
PL Managed Bond Fund
Investment goal
This fund seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Managed Bond Fund Class P
Share Class		Class P
Management Fee		0.40%
Other Expenses		0.34%
Total Annual Operating Expenses		0.74%
Less Expense Reimbursement	[1]	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.55%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Managed Bond Fund Class P
Share Class	Class P
1 year	56
3 years	176
5 years	343
10 years	826

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 501.72% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The securities will principally be medium to high quality, investment grade securities with varying terms to maturity. The fund may invest in U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and commercial paper and other money market instruments. Duration management is a fundamental part of the management strategy for this fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

When selecting securities, the manager:

• Decides what duration to maintain. The fund’s average duration is generally expected to be within approximately 2 years of the fund’s benchmark index duration, which was 5.12 years as of March 31, 2011.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

• Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 0.94% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 7.56%; Q3 2008: -3.58%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Managed Bond Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		8.41%	7.58%	6.43%
Return after taxes on distributions Class P	Return after taxes on distributions		6.09%	5.38%	4.50%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		5.66%	5.22%	4.40%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.40%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Short Duration Bond Fund
PL Short Duration Bond Fund
Investment goal
This fund seeks current income;
capital appreciation is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Short Duration Bond Fund Class P
Share Class		Class P
Management Fee		0.40%
Other Expenses		0.33%
Total Annual Fund Operating Expenses		0.73%
Less Expense Reimbursement	[1]	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.55%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Short Duration Bond Fund Class P
Share Class	Class P
1 year	56
3 years	176
5 years	343
10 years	826

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 195.72% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in fixed income securities (including derivatives on such securities). Normally the fund will focus on high quality, investment grade securities. Generally, the manager expects to track duration of the Barclays Capital 1-3 Year Government/Credit Bond Index (plus or minus a half-year), which was 1.86 years as of March 31, 2011, although the securities held may have short, intermediate, and long terms to maturity. In addition to making active sector allocations and security selection decisions, the manager also monitors portfolio duration as part of the management for this portfolio. The fund’s average duration will not likely exceed 3 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The manager intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, repurchase agreements collateralized by U.S. government securities, and money market instruments. The fund may invest up to 55% of its assets in investment grade corporate debt securities, including derivatives thereof. The fund may invest up to 15% of its assets in foreign debt denominated in U.S. dollars.

Within this broad structure, investment decisions reflect the manager’s outlook for interest rates and the economy as well as the prices and yields of the various securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

The manager uses futures, forwards and swaps (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are sold to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its current and former benchmark indexes, which provide broad measures of market performance. The former benchmark index, BofA Merrill Lynch 1-3 Year U.S. Treasury Index, is being provided to compare performance of the fund prior to July 1, 2011, when the fund had a different investment focus.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 0.20% Best and worst quarterly performance reflected within the bar chart: Q1 2008: 2.69%; Q2 2004: -1.24%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Short Duration Bond Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		2.33%	3.82%	2.76%
Return after taxes on distributions Class P	Return after taxes on distributions		1.84%	2.74%	1.87%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		1.56%	2.68%	1.87%
Barclays Capital 1-3 Year Government/Credit Bond Index	Barclays Capital 1-3 Year Government/Credit Bond Index	(reflects no deductions for fees, expenses or taxes)	2.80%	4.53%	3.66%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	(reflects no deductions for fees, expenses or taxes)	2.35%	4.18%	3.34%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Comstock Fund
PL Comstock Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Comstock Fund Class P
Share Class		Class P
Management Fee		0.75%
Other Expenses		0.29%
Total Annual Fund Operating Expenses		1.04%
Less Fee Waiver and Expense Reimbursement	[1][2]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.88%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	The investment adviser has contractually agreed to waive 0.015% (rounded in the fee table) of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Comstock Fund Class P
Share Class	Class P
1 year	90
3 years	285
5 years	529
10 years	1,229

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 30.58% of the average value of the fund.
Principal investment strategies
The manager invests primarily in common stocks. The manager focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing, seeking well-established, undervalued companies, which may be small, medium or large-sized companies. Fund securities are typically sold when the manager’s assessment of the capital growth and income potential of such securities materially changes
Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 5.94% Best and worst quarterly performance reflected within the bar chart: Q3 2009: 19.00%; Q4 2008: -24.39%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Comstock Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		14.67%	0.30%	3.36%
Return after taxes on distributions Class P	Return after taxes on distributions		14.51%	(0.03%)	3.05%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		9.74%	0.25%	2.88%
Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	4.98%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Growth LT Fund
PL Growth LT Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Growth LT Fund Class P
Share Class		Class P
Management Fee		0.55%
Other Expenses		0.31%
Total Annual Fund Operating Expenses		0.86%
Less Expense Reimbursement	[1]	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.70%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Growth LT Fund Class P
Share Class	Class P
1 year	72
3 years	224
5 years	425
10 years	1,005

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 82.71% of the average value of the fund.
Principal investment strategies

This fund invests in companies of any size. The fund principally invests in equity securities but may also invest in debt securities. The fund may invest up to 25% of its assets in foreign securities (equity and debt), including emerging market countries, denominated in a foreign currency and not publicly traded in the U.S. The fund manager looks for companies that have high potential for earnings growth that may not be recognized by other investors. The manager generally does not limit security selection to any industry sector or use other defined selection procedures.

There are no limitations on the countries in which the fund may invest, including emerging market countries; therefore, the fund may at times have significant foreign exposure.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 3.16% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 15.86%; Q4 2008: -22.82%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Growth LT Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		10.66%	1.84%	2.82%
Return after taxes on distributions Class P	Return after taxes on distributions		10.66%	1.61%	2.68%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		6.93%	1.55%	2.41%
Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	4.09%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Large-Cap Growth Fund
PL Large-Cap Growth Fund
Investment goal
This fund seeks long-term growth of capital;
current income is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Large-Cap Growth Fund Class P
Share Class		Class P
Management Fee		0.75%
Other Expenses		0.29%
Total Annual Fund Operating Expenses		1.04%
Less Fee Waiver and Expense Reimbursement	[1][2]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.87%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	The investment adviser has contractually agreed to waive 0.025% (rounded in fee table) of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. is terminated.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Large-Cap Growth Fund Class P
Share Class	Class P
1 year	89
3 years	284
5 years	528
10 years	1,228

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 101.69% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in equity securities of large-capitalization companies. The fund primarily invests in large-capitalization stocks ( $3 billion or more) of U.S. companies that the manager believes can sustain above average returns on invested capital at a higher level and over a longer period of time than reflected in current market prices. The fund normally focuses its investments in 35 to 55 stocks.

In selecting securities, the manager seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive edge.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 6.21% Best and worst quarterly performance reflected within the bar chart: Q3 2010: 14.88%; Q4 2008: -26.50%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Large-Cap Growth Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		14.80%	(2.15%)	(0.37%)
Return after taxes on distributions Class P	Return after taxes on distributions		14.80%	(2.43%)	(0.55%)
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		9.62%	(1.81%)	(0.33%)
Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for the fees, expenses or taxes)	16.71%	3.75%	4.09%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Large-Cap Value Fund
PL Large-Cap Value Fund
Investment goal
This fund seeks long-term growth of capital;
current income is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Large-Cap Value Fund Class P
Share Class		Class P
Management Fee		0.65%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		0.93%
Less Expense Reimbursement	[1]	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.80%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Large-Cap Value Fund Class P
Share Class	Class P
1 year	82
3 years	255
5 years	475
10 years	1,105

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 18.76% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in common stocks of large companies. It tends to emphasize U.S. companies with a total market capitalization of more than  $5 billion. The fund may also invest up to 20% of its assets in foreign securities, including emerging market countries.

The manager looks for companies that are undervalued or expected to grow.

The manager will consider selling a portfolio security to (i) reduce or eliminate holdings that exceed position size limits; (ii) approaching full valuation; (iii) that do not meet fundamental expectations; or, (iv) in favor of more attractive opportunities.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 7.32% Best and worst quarterly performance reflected within the bar chart: Q2 2003: 19.45%; Q3 2002: -21.37%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Large-Cap Value Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes Fund		8.98%	0.78%	2.75%
Return after taxes on distributions Class P	Return after taxes on distributions		8.77%	0.33%	2.43%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		6.10%	0.67%	2.34%
Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	4.98%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Main Street Core Fund
PL Main Street® Core Fund
Investment goal
This fund seeks long-term growth of capital and income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Main Street Core Fund Class P
Share Class		Class P
Management Fee		0.45%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		0.73%
Less Expense Reimbursement	[1]	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.60%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Main Street Core Fund Class P
Share Class	Class P
1 year	61
3 years	192
5 years	365
10 years	868

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 58.13% of the average value of the fund.
Principal investment strategies

This fund principally invests in common stocks of U.S. companies with large market capitalizations.

The manager uses fundamental research and quantitative models to select securities for the fund, which is comprised of both growth and value stocks.

The manager seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

The manager will consider selling securities when:

  the stock price is approaching a target price set by the manager;
  the company’s competitive position deteriorates;
  the manager is not confident about the company’s management or decisions; or
  the manager has identified alternative investment opportunities it believes are more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 2.74% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 18.36%; Q4 2008: -22.26%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Main Street Core Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		15.80%	1.43%	1.71%
after taxes on distributions Class P	Return after taxes on distributions		15.68%	1.06%	1.36%
after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		10.41%	1.17%	1.41%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	2.58%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Mid-Cap Equity Fund
PL Mid-Cap Equity Fund
Investment goal
This fund seeks capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Mid-Cap Equity Fund Class P
Share Class		Class P
Management Fee		0.65%
Other Expenses		0.29%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.95%
Less Expense Reimbursement	[1]	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.81%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Mid-Cap Equity Fund Class P
Share Class	Class P
1 year	83
3 years	259
5 years	482
10 years	1,126

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 87.04% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in equity securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Index. As of March 31, 2011, the market capitalization range for the Russell Midcap Index was approximately  $209 million to  $62.9 billion.

The manager analyzes a company’s value by comparing its share price with its return on total capital or equity. Companies are considered undervalued when their share price is lower than their estimated worth or growth prospects.

The manager focuses on individual stock selection rather than on forecasting stock market trends.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 6.41% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.83%; Q4 2008: -26.71%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Mid-Cap Equity Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		23.04%	2.71%	3.63%
Return after taxes on distributions Class P	Return after taxes on distributions		22.90%	1.95%	2.69%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		15.16%	2.07%	2.74%
Russell Midcap Index	Russell Midcap Index	(reflects no deductions for fees, expenses or taxes)	25.48%	4.66%	5.95%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Mid-Cap Growth Fund
PL Mid-Cap Growth Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Mid-Cap Growth Fund Class P
Share Class		Class P
Management Fee		0.70%
Other Expenses		0.37%
Total Annual Fund Operating Expenses		1.07%
Less Expense Reimbursement	[1]	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Mid-Cap Growth Fund Class P
Share Class	Class P
1 year	87
3 years	271
5 years	506
10 years	1,181

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 44.37% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Growth Index. As of March 31, 2011, the market capitalization range for the Russell Midcap Growth Index was approximately  $1.15 billion to  $24 billion. The fund invests primarily in “growth” stocks.

The fund may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and emerging market countries.

The manager seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

The manager generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 8.32% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 25.90%; Q2 2002: -31.77%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Mid-Cap Growth Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		32.83%	8.12%	6.64%
Return after taxes on distributions Class P	Return after taxes on distributions		30.49%	6.20%	5.04%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		23.41%	6.44%	5.06%
Russell Midcap Growth Index	Russell Midcap Growth Index	(reflects no deductions for fees, expenses or taxes)	26.38%	4.88%	8.70%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Small-Cap Growth Fund
PL Small-Cap Growth Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Small-Cap Growth Fund Class P
Share Class		Class P
Management Fee		0.60%
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.02%
Less Expense Reimbursement	[1]	(0.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.75%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Small-Cap Growth Fund Class P
Share Class	Class P
1 year	77
3 years	240
5 years	452
10 years	1,064

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 85.58% of the average value of the fund.

Principal investment strategies

This fund invests at least 80% of its assets in small-capitalization equity securities. The fund invests mainly in equity securities that have a total market capitalization within the range of companies included in the Russell 2000 Growth Index and/or the S&P SmallCap 600 Index. As of March 31, 2011, the market capitalization of the companies in these indexes ranged from approximately  $7 million to  $5.68 billion. The fund invests primarily in “growth” stocks.

The manager will look for companies that have high unit volume growth or a positive life cycle change.

The manager may sell a stock when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 9.88% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.41%; Q4 2008: -27.18%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Small-Cap Growth Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		25.93%	3.46%	4.61%
Return after taxes on distributions Class P	Return after taxes on distributions		25.93%	2.93%	3.89%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		16.85%	2.80%	3.79%
Russell 2000 Growth Index	Russell 2000 Growth Index	(reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	7.86%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Small-Cap Value Fund
PL Small-Cap Value Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Small-Cap Value Fund Class P
Share Class		Class P
Management Fee		0.75%
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.08%
Less Expense Reimbursement	[1]	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.91%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Small-Cap Value Fund Class P
Share Class	Class P
1 year	93
3 years	290
5 years	539
10 years	1,251

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 31.06% of the average value of the fund.

Principal investment strategies

This fund invests at least 80% of its assets in small-capitalization equity securities. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization of between  $100 million and  $3.5 billion. The fund normally invests a significant portion of its assets in common stocks of companies the manager believes are undervalued relative to the market across a broad range of industry groups. The fund also expects to invest a significant portion of its assets in companies that the manager expects will generate income (for example, by paying dividends).

The manager uses a value investing style. The manager screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. The manager then narrows its field using further quantitative analysis of factors such as price momentum and earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. The manager generally tries to maintain about 100-150 stocks in the fund.

The manager considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 8.38% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.60%; Q4 2008: -22.44%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Small-Cap Value Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception
Return before taxes Class P	Return before taxes		25.22%	0.82%
Return after taxes on distributions Class P	Return after taxes on distributions		25.00%	0.60%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		16.66%	0.66%
Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deductions for fees, expenses or taxes)	24.50%	(2.13%)

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Real Estate Fund
PL Real Estate Fund
Investment goal
This fund seeks current income and long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Real Estate Fund Class P
Share Class		Class P
Management Fee		0.90%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.24%
Less Expense Reimbursement	[1]	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Real Estate Fund Class P
Share Class	Class P
1 year	107
3 years	334
5 years	614
10 years	1,412

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 32.30% of the average value of the fund.

Principal investment strategies

This fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The fund focuses on REITs, as well as real estate operating companies (REOCs), that invest in a variety of property types and regions, which may include office and industrial buildings, apartments, manufactured homes and hotels. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. A company is considered to be in the real estate or related industries if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The fund may invest in small-, mid- and large-capitalization companies.

When selecting securities, the manager uses a "bottom-up" process that is based upon the manager’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. A "top-down" asset allocation is determined by focusing on key regional criteria that include demographic and macroeconomic factors.

The manager generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.
  Real Estate Risk: Adverse changes in the real estate markets, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the Investments in real estate investment trusts (REITs) and real estate operating companies (REOCs).
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 6.11% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 30.67%; Q4 2008: -37.93%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Real Estate Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		30.29%	3.17%	5.17%
Return after taxes on distributions Class P	Return after taxes on distributions		29.72%	2.30%	4.29%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		19.69%	2.46%	4.16%
FTSE NAREIT Equity REITs Index	FTSE NAREIT Equity REITs Index	(reflects no deductions for fees, expenses or taxes)	27.95%	3.03%	4.50%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Emerging Markets Fund
PL Emerging Markets Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Emerging Markets Fund Class P
Share Class		Class P
Management Fee		0.80%
Other Expenses		0.67%
Total Annual Operating Expenses		1.47%
Less Expense Reimbursement	[1]	(0.52%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL Emerging Markets Fund Class P
Share Class	Class P
1 year	97
3 years	303
5 years	560
10 years	1,297

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 45.98% of the average value of the fund.

Principal investment strategies

This fund invests at least 80% of its assets in securities (including American Depositary Receipts (ADRs)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. The fund principally invests in common stock and other equity securities.

The manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects.

In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates.

The manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from certain global trends.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: -0.95% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 38.53%; Q4 2008: -28.06%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL Emerging Markets Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		26.71%	14.58%	15.90%
Return after taxes on distributions Class P	Return after taxes on distributions		26.21%	13.06%	14.39%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		17.61%	12.18%	13.39%
MSCI Emerging Markets Index	MSCI Emerging Markets Index	(reflects no deductions for fees, expenses or taxes)	18.88%	12.78%	13.62%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL International Large-Cap Fund
PL International Large-Cap Fund
Investment goal
This fund seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL International Large-Cap Fund Class P
Share Class		Class P
Management Fee		0.85%
Other Expenses		0.36%
Total Annual Fund Operating Expenses		1.21%
Less Expense Reimbursement	[1]	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL International Large-Cap Fund Class P
Share Class	Class P
1 year	102
3 years	318
5 years	587
10 years	1,355

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 33.73% of the average value of the fund.
Principal investment strategies

This fund invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be an international large-capitalization company if it has a market capitalization of  $3 billion or more. The fund invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries.

The manager uses a bottom-up, as opposed to a top-down, investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. The manager may invest the fund’s assets in the stocks of growth companies, in the stocks of value companies, or in a combination of growth and value companies.

The fund invests a significant amount of its assets outside the U.S. The fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the fund generally expects to invest in at least 10 different non-U.S. countries.

The manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 3.02% Best and worst quarterly performance reflected within the bar chart: Q3 2009: 20.63%; Q4 2008: -16.24%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL International Large-Cap Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		9.54%	5.06%	7.29%
Return after taxes on distributions Class P	Return after taxes on distributions		9.36%	4.47%	6.78%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		6.39%	4.33%	6.30%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	7.75%	2.46%	7.31%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL International Value Fund
PL International Value Fund
Investment goal
This fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL International Value Fund Class P
Share Class		Class P
Management Fee		0.65%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		1.04%
Less Expense Reimbursement	[1]	(0.24%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.80%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example (USD $)	PL International Value Fund Class P
Share Class	Class P
1 year	82
3 years	255
5 years	479
10 years	1,123

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 149.95% of the average value of the fund.
Principal investment strategies

This fund invests primarily in a diversified portfolio of equity securities of relatively large non-U.S. companies that the manager believes to be undervalued. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. As of March 31, 2011, the market capitalization range for the MSCI EAFE Index was approximately  $1.16 billion to  $227.89 billion. Equity securities in which the fund principally invests are common stocks. The fund may invest in American Depositary Receipts (ADRs).

Under normal conditions, the fund generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.

The fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Fund performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Year by year total return (%) as of December 31 each year

Returns for the period 1/1/11 through 3/31/11: 3.71% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 25.11%; Q4 2008: -23.60%
Average annual total return as of December 31, 2010
Average Annual Total Returns PL International Value Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception
Return before taxes Class P	Return before taxes		2.76%	(2.02%)	3.20%
Return after taxes on distributions Class P	Return after taxes on distributions		2.40%	(3.02%)	2.51%
Return after taxes on distributions and sale of shares Class P	Return after taxes on distributions and sale of shares		2.25%	(1.60%)	2.80%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	7.75%	2.46%	7.31%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001137761
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
PL Portfolio Optimization Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Portfolio Optimization Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks current income and preservation of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 18.42% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.42%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a portion of its assets in equity securities. As of the date of this prospectus, the fund’s asset class allocation targets are 7% of its assets to cash equivalents, 73% to fixed income, 15% to domestic equity and 5% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	14%	PL Comstock:	4%
PL Floating Rate Loan:	9%	PL Large-Cap Growth:	2%
PL Inflation Managed:	18%	PL Mid-Cap Equity:	3%
PL Managed Bond:	38%	PL International Value:	2%
PL Main Street Core:	2%	PL International Large-Cap:	3%
PL Large-Cap Value:	5%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-722-2333 (select Option 2)
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/11 through 3/31/11: 1.97% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 8.29%; Q3 2008: -4.95%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Conservative Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	668
3 years	rr_ExpenseExampleYear03	919
5 years	rr_ExpenseExampleYear05	1,221
10 years	rr_ExpenseExampleYear10	2,077
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	668
3 years	rr_ExpenseExampleNoRedemptionYear03	919
5 years	rr_ExpenseExampleNoRedemptionYear05	1,221
10 years	rr_ExpenseExampleNoRedemptionYear10	2,077
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	3.88%
2005	rr_AnnualReturn2005	2.61%
2006	rr_AnnualReturn2006	5.42%
2007	rr_AnnualReturn2007	6.27%
2008	rr_AnnualReturn2008	(10.26%)
2009	rr_AnnualReturn2009	18.49%
2010	rr_AnnualReturn2010	8.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
PL Portfolio Optimization Conservative Fund | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	B
1 year	rr_ExpenseExampleYear01	701
3 years	rr_ExpenseExampleYear03	1,021
5 years	rr_ExpenseExampleYear05	1,301
10 years	rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	B
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	621
5 years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 years	rr_ExpenseExampleNoRedemptionYear10	2,233
PL Portfolio Optimization Conservative Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	301
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,101
10 years	rr_ExpenseExampleYear10	2,424
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	621
5 years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 years	rr_ExpenseExampleNoRedemptionYear10	2,424
PL Portfolio Optimization Conservative Fund | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	R
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	R
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	842
10 years	rr_ExpenseExampleYear10	1,893
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	R
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	842
10 years	rr_ExpenseExampleNoRedemptionYear10	1,893
PL Portfolio Optimization Conservative Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	2.28%
5 years	rr_AverageAnnualReturnYear05	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
PL Portfolio Optimization Conservative Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	B (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	2.51%
5 years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
PL Portfolio Optimization Conservative Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	C (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.53%
5 years	rr_AverageAnnualReturnYear05	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
PL Portfolio Optimization Conservative Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	R (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
1 year	rr_AverageAnnualReturnYear01	7.97%
5 years	rr_AverageAnnualReturnYear05	5.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
PL Portfolio Optimization Conservative Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	1.27%
5 years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
PL Portfolio Optimization Conservative Fund | after taxes on distributions and sale of shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions and sale of shares)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	1.53%
5 years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
PL Portfolio Optimization Conservative Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
PL Portfolio Optimization Conservative Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
PL Portfolio Optimization Conservative Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
PL Portfolio Optimization Conservative Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
PL Portfolio Optimization Conservative Fund | PL Portfolio Optimization Conservative Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	PL Portfolio Optimization Conservative Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.76%
5 years	rr_AverageAnnualReturnYear05	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
PL Portfolio Optimization Moderate-Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Portfolio Optimization Moderate-Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks current income and moderate growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 9.61% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.61%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests the majority of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a considerable portion of its assets in equity securities. As of the date of this prospectus, the fund’s asset class allocation targets are 5% of its assets to cash equivalents, 55% to fixed income, 29% to domestic equity and 11% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	10%	PL Large-Cap Growth:	4%
PL Floating Rate Loan:	7%	PL Mid-Cap Equity:	4%
PL Inflation Managed:	14%	PL Growth LT:	2%
PL Managed Bond:	28%	PL Emerging Markets:	1%
PL Main Street Core:	5%	PL International Value:	3%
PL Large-Cap Value:	8%	PL International Large-Cap:	5%
PL Small-Cap Value:	1%	PL Mid-Cap Growth:	2%
PL Comstock:	6%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-722-2333 (select Option 2)
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/11 through 3/31/11: 2.74% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.34%; Q4 2008: -8.96%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate-Conservative Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.28%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	673
3 years	rr_ExpenseExampleYear03	934
5 years	rr_ExpenseExampleYear05	1,246
10 years	rr_ExpenseExampleYear10	2,130
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	673
3 years	rr_ExpenseExampleNoRedemptionYear03	934
5 years	rr_ExpenseExampleNoRedemptionYear05	1,246
10 years	rr_ExpenseExampleNoRedemptionYear10	2,130
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	5.74%
2005	rr_AnnualReturn2005	4.05%
2006	rr_AnnualReturn2006	8.19%
2007	rr_AnnualReturn2007	6.64%
2008	rr_AnnualReturn2008	(18.76%)
2009	rr_AnnualReturn2009	22.28%
2010	rr_AnnualReturn2010	9.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.96%)
PL Portfolio Optimization Moderate-Conservative Fund | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.03%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	B
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	1,037
5 years	rr_ExpenseExampleYear05	1,326
10 years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	B
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	637
5 years	rr_ExpenseExampleNoRedemptionYear05	1,126
10 years	rr_ExpenseExampleNoRedemptionYear10	2,285
PL Portfolio Optimization Moderate-Conservative Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.03%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	637
5 years	rr_ExpenseExampleYear05	1,126
10 years	rr_ExpenseExampleYear10	2,476
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	637
5 years	rr_ExpenseExampleNoRedemptionYear05	1,126
10 years	rr_ExpenseExampleNoRedemptionYear10	2,476
PL Portfolio Optimization Moderate-Conservative Fund | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	R
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.53%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	R
1 year	rr_ExpenseExampleYear01	156
3 years	rr_ExpenseExampleYear03	483
5 years	rr_ExpenseExampleYear05	868
10 years	rr_ExpenseExampleYear10	1,947
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	R
1 year	rr_ExpenseExampleNoRedemptionYear01	156
3 years	rr_ExpenseExampleNoRedemptionYear03	483
5 years	rr_ExpenseExampleNoRedemptionYear05	868
10 years	rr_ExpenseExampleNoRedemptionYear10	1,947
PL Portfolio Optimization Moderate-Conservative Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	3.75%
5 years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
PL Portfolio Optimization Moderate-Conservative Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	B (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	4.08%
5 years	rr_AverageAnnualReturnYear05	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
PL Portfolio Optimization Moderate-Conservative Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	C (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	8.10%
5 years	rr_AverageAnnualReturnYear05	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
PL Portfolio Optimization Moderate-Conservative Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	R (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
1 year	rr_AverageAnnualReturnYear01	9.63%
5 years	rr_AverageAnnualReturnYear05	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
PL Portfolio Optimization Moderate-Conservative Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	2.92%
5 years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
PL Portfolio Optimization Moderate-Conservative Fund | after taxes on distributions and sale of shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions and sale of shares)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	2.52%
5 years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
PL Portfolio Optimization Moderate-Conservative Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
PL Portfolio Optimization Moderate-Conservative Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
PL Portfolio Optimization Moderate-Conservative Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
PL Portfolio Optimization Moderate-Conservative Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
PL Portfolio Optimization Moderate-Conservative Fund | PL Portfolio Optimization Moderate Conservative Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	PL Portfolio Optimization Moderate-Conservative Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	9.41%
5 years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
PL Portfolio Optimization Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Portfolio Optimization Moderate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital and low to moderate income.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 9.36% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.36%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests the majority of its assets in equity securities, principally in common stocks of U.S. and international companies, but also invests a significant portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives. As of the date of this prospectus, the fund’s asset class allocation targets are 2% of its assets to cash equivalents, 38% to fixed income, 43% to domestic equity and 17% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	5%	PL Comstock:	8%
PL Floating Rate Loan:	5%	PL Large-Cap Growth:	5%
PL Inflation Managed:	11%	PL Mid-Cap Equity:	6%
PL Managed Bond:	17%	PL Growth LT:	4%
PL Main Street Core:	7%	PL International Value:	3%
PL Large-Cap Value:	10%	PL International Large-Cap:	8%
PL Mid-Cap Growth:	2%	PL Small-Cap Growth:	1%
PL Small-Cap Value:	3%	PL Real Estate:	2%
PL Emerging Markets:	3%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-722-2333 (select Option 2)
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/11 through 3/31/11: 3.58% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 14.47%; Q4 2008: -14.29%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	948
5 years	rr_ExpenseExampleYear05	1,269
10 years	rr_ExpenseExampleYear10	2,175
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	678
3 years	rr_ExpenseExampleNoRedemptionYear03	948
5 years	rr_ExpenseExampleNoRedemptionYear05	1,269
10 years	rr_ExpenseExampleNoRedemptionYear10	2,175
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	7.97%
2005	rr_AnnualReturn2005	6.12%
2006	rr_AnnualReturn2006	11.19%
2007	rr_AnnualReturn2007	7.29%
2008	rr_AnnualReturn2008	(26.73%)
2009	rr_AnnualReturn2009	27.07%
2010	rr_AnnualReturn2010	12.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.29%)
PL Portfolio Optimization Moderate Fund | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	B
1 year	rr_ExpenseExampleYear01	711
3 years	rr_ExpenseExampleYear03	1,052
5 years	rr_ExpenseExampleYear05	1,349
10 years	rr_ExpenseExampleYear10	2,330
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	B
1 year	rr_ExpenseExampleNoRedemptionYear01	211
3 years	rr_ExpenseExampleNoRedemptionYear03	652
5 years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 years	rr_ExpenseExampleNoRedemptionYear10	2,330
PL Portfolio Optimization Moderate Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	311
3 years	rr_ExpenseExampleYear03	652
5 years	rr_ExpenseExampleYear05	1,149
10 years	rr_ExpenseExampleYear10	2,520
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	211
3 years	rr_ExpenseExampleNoRedemptionYear03	652
5 years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 years	rr_ExpenseExampleNoRedemptionYear10	2,520
PL Portfolio Optimization Moderate Fund | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	R
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	R
1 year	rr_ExpenseExampleYear01	161
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	892
10 years	rr_ExpenseExampleYear10	1,993
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	R
1 year	rr_ExpenseExampleNoRedemptionYear01	161
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	892
10 years	rr_ExpenseExampleNoRedemptionYear10	1,993
PL Portfolio Optimization Moderate Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	5.88%
5 years	rr_AverageAnnualReturnYear05	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
PL Portfolio Optimization Moderate Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	B (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.27%
5 years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
PL Portfolio Optimization Moderate Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	C (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	10.21%
5 years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
PL Portfolio Optimization Moderate Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	R (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
1 year	rr_AverageAnnualReturnYear01	11.77%
5 years	rr_AverageAnnualReturnYear05	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
PL Portfolio Optimization Moderate Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	5.30%
5 years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
PL Portfolio Optimization Moderate Fund | after taxes on distributions and sale of shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions and sale of shares)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	3.94%
5 years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
PL Portfolio Optimization Moderate Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
PL Portfolio Optimization Moderate Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
PL Portfolio Optimization Moderate Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
PL Portfolio Optimization Moderate Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
PL Portfolio Optimization Moderate Fund | PL Portfolio Optimization Moderate Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	PL Portfolio Optimization Moderate Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	10.90%
5 years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
PL Portfolio Optimization Moderate-Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Portfolio Optimization Moderate-Aggressive Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks moderately high, long-term capital appreciation with low, current income.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 13.33% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.33%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in equity securities, principally in common stocks of U.S. and international companies, but also invests a portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities. As of the date of this prospectus, the fund’s asset class allocation targets are 20% of its assets to fixed income, 56% to domestic equity and 24% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	2%	PL Comstock:	9%
PL Emerging Markets:	5%	PL Large-Cap Growth:	5%
PL Inflation Managed:	8%	PL Mid-Cap Equity:	8%
PL Managed Bond:	8%	PL Growth LT:	6%
PL Main Street Core:	9%	PL International Value:	6%
PL Large-Cap Value:	11%	PL International Large-Cap:	9%
PL Mid-Cap Growth:	4%	PL Small-Cap Growth:	2%
PL Small-Cap Value:	5%	PL Real Estate:	3%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-722-2333 (select Option 2)
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/11 through 3/31/11: 4.33% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.90%; Q4 2008: -19.25%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate-Aggressive Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	683
3 years	rr_ExpenseExampleYear03	963
5 years	rr_ExpenseExampleYear05	1,294
10 years	rr_ExpenseExampleYear10	2,227
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	683
3 years	rr_ExpenseExampleNoRedemptionYear03	963
5 years	rr_ExpenseExampleNoRedemptionYear05	1,294
10 years	rr_ExpenseExampleNoRedemptionYear10	2,227
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	9.24%
2005	rr_AnnualReturn2005	7.35%
2006	rr_AnnualReturn2006	13.62%
2007	rr_AnnualReturn2007	7.15%
2008	rr_AnnualReturn2008	(33.85%)
2009	rr_AnnualReturn2009	30.40%
2010	rr_AnnualReturn2010	13.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
PL Portfolio Optimization Moderate-Aggressive Fund | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.13%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	B
1 year	rr_ExpenseExampleYear01	716
3 years	rr_ExpenseExampleYear03	1,067
5 years	rr_ExpenseExampleYear05	1,375
10 years	rr_ExpenseExampleYear10	2,382
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	B
1 year	rr_ExpenseExampleNoRedemptionYear01	216
3 years	rr_ExpenseExampleNoRedemptionYear03	667
5 years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 years	rr_ExpenseExampleNoRedemptionYear10	2,382
PL Portfolio Optimization Moderate-Aggressive Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.13%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	316
3 years	rr_ExpenseExampleYear03	667
5 years	rr_ExpenseExampleYear05	1,175
10 years	rr_ExpenseExampleYear10	2,571
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	216
3 years	rr_ExpenseExampleNoRedemptionYear03	667
5 years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 years	rr_ExpenseExampleNoRedemptionYear10	2,571
PL Portfolio Optimization Moderate-Aggressive Fund | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	R
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.63%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	R
1 year	rr_ExpenseExampleYear01	166
3 years	rr_ExpenseExampleYear03	514
5 years	rr_ExpenseExampleYear05	918
10 years	rr_ExpenseExampleYear10	2,047
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	R
1 year	rr_ExpenseExampleNoRedemptionYear01	166
3 years	rr_ExpenseExampleNoRedemptionYear03	514
5 years	rr_ExpenseExampleNoRedemptionYear05	918
10 years	rr_ExpenseExampleNoRedemptionYear10	2,047
PL Portfolio Optimization Moderate-Aggressive Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.60%
5 years	rr_AverageAnnualReturnYear05	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
PL Portfolio Optimization Moderate-Aggressive Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	B (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	8.09%
5 years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
PL Portfolio Optimization Moderate-Aggressive Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	C (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	12.24%
5 years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
PL Portfolio Optimization Moderate-Aggressive Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	R (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
1 year	rr_AverageAnnualReturnYear01	13.62%
5 years	rr_AverageAnnualReturnYear05	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
PL Portfolio Optimization Moderate-Aggressive Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.33%
5 years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
PL Portfolio Optimization Moderate-Aggressive Fund | after taxes on distributions and sale of shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions and sale of shares)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	5.13%
5 years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
PL Portfolio Optimization Moderate-Aggressive Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
PL Portfolio Optimization Moderate-Aggressive Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
PL Portfolio Optimization Moderate-Aggressive Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
PL Portfolio Optimization Moderate-Aggressive Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
PL Portfolio Optimization Moderate-Aggressive Fund | PL Portfolio Optimization Moderate-Aggressive Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	PL Portfolio Optimization Moderate-Aggressive Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	12.15%
5 years	rr_AverageAnnualReturnYear05	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
PL Portfolio Optimization Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Portfolio Optimization Aggressive Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks high, long-term capital appreciation.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 26.22% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.22%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in equity securities, principally in common stocks of U.S. and international (including emerging market countries) companies. As of the date of this prospectus, the fund’s asset class allocation targets are 5% of its assets to fixed income, 66% to domestic equity and 29% to international equity.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Emerging Markets:	6%	PL Comstock:	9%
PL Small-Cap Value:	7%	PL Large-Cap Growth:	5%
PL Real Estate:	4%	PL Mid-Cap Equity:	8%
PL Managed Bond:	3%	PL Growth LT:	6%
PL Main Street Core:	11%	PL International Value:	8%
PL Large-Cap Value:	12%	PL International Large-Cap:	10%
PL Mid-Cap Growth:	6%	PL Small-Cap Growth:	5%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-722-2333 (select Option 2)
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/11 through 3/31/11: 4.95% Best and worst quarterly performance reflected with the bar chart: Q2 2009: 20.61%; Q4 2008: -23.72%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Aggressive Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	975
5 years	rr_ExpenseExampleYear05	1,316
10 years	rr_ExpenseExampleYear10	2,276
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	687
3 years	rr_ExpenseExampleNoRedemptionYear03	975
5 years	rr_ExpenseExampleNoRedemptionYear05	1,316
10 years	rr_ExpenseExampleNoRedemptionYear10	2,276
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	10.24%
2005	rr_AnnualReturn2005	9.00%
2006	rr_AnnualReturn2006	17.22%
2007	rr_AnnualReturn2007	6.54%
2008	rr_AnnualReturn2008	(40.02%)
2009	rr_AnnualReturn2009	33.28%
2010	rr_AnnualReturn2010	15.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
PL Portfolio Optimization Aggressive Fund | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	B
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	1,079
5 years	rr_ExpenseExampleYear05	1,397
10 years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	B
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	679
5 years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 years	rr_ExpenseExampleNoRedemptionYear10	2,431
PL Portfolio Optimization Aggressive Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	320
3 years	rr_ExpenseExampleYear03	679
5 years	rr_ExpenseExampleYear05	1,197
10 years	rr_ExpenseExampleYear10	2,619
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	679
5 years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 years	rr_ExpenseExampleNoRedemptionYear10	2,619
PL Portfolio Optimization Aggressive Fund | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	R
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	R
1 year	rr_ExpenseExampleYear01	170
3 years	rr_ExpenseExampleYear03	526
5 years	rr_ExpenseExampleYear05	941
10 years	rr_ExpenseExampleYear10	2,098
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	R
1 year	rr_ExpenseExampleNoRedemptionYear01	170
3 years	rr_ExpenseExampleNoRedemptionYear03	526
5 years	rr_ExpenseExampleNoRedemptionYear05	941
10 years	rr_ExpenseExampleNoRedemptionYear10	2,098
PL Portfolio Optimization Aggressive Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	9.20%
5 years	rr_AverageAnnualReturnYear05	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
PL Portfolio Optimization Aggressive Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	B (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	10.07%
5 years	rr_AverageAnnualReturnYear05	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
PL Portfolio Optimization Aggressive Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	C (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	14.06%
5 years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
PL Portfolio Optimization Aggressive Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	R (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
1 year	rr_AverageAnnualReturnYear01	15.29%
5 years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
PL Portfolio Optimization Aggressive Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	9.08%
5 years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
PL Portfolio Optimization Aggressive Fund | after taxes on distributions and sale of shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions and sale of shares)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.09%
5 years	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
PL Portfolio Optimization Aggressive Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
PL Portfolio Optimization Aggressive Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
PL Portfolio Optimization Aggressive Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
PL Portfolio Optimization Aggressive Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
PL Portfolio Optimization Aggressive Fund | PL Portfolio Optimization Aggressive Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	PL Portfolio Optimization Aggressive Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
1 year	rr_AverageAnnualReturnYear01	12.83%
5 years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
PL Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks a high level of current income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital appreciation is of secondary importance.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section beginning on page 45 of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses” are based on estimated amounts for the current fiscal year and do not include non-recurring organizational and offering expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 06/30/2014.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the period 12/31/2010 through 3/31/2011, the fund’s turnover rate was 142.25% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.25%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests principally in income producing debt instruments. When selecting income producing investments, the manager may invest in instruments that it believes have or have the potential for capital appreciation (including non-income producing investments). The fund will generally invest at least 60% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. Dollars, and U.S. government and agency securities. The fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes call “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate senior loans.

The fund expects to maintain a duration position within two years (plus or minus) of the Barclays Capital U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

Individual investment selection is based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities. The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its appreciation targets, reached its relative value opportunities, and/or that there have been changes in the fundamentals of the issuer.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund does not have a full calendar year of performance to compare against a broad measure of market performance.
PL Income Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	514
3 years	rr_ExpenseExampleYear03	703
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	514
3 years	rr_ExpenseExampleNoRedemptionYear03	703
PL Income Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.66%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	269
3 years	rr_ExpenseExampleYear03	523
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	169
3 years	rr_ExpenseExampleNoRedemptionYear03	523
PL Income Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	I
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	I
1 year	rr_ExpenseExampleNoRedemptionYear01	67
3 years	rr_ExpenseExampleNoRedemptionYear03	211
PL Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks current income consistent with preservation of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.30% through 6/30/2012.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests in money market instruments that the manager believes have minimal credit risk. These investments principally include commercial paper and U.S. government obligations. The fund may also invest in asset-backed money market instruments and foreign money market instruments denominated in U.S. dollars. The fund’s dollar weighted average term to maturity will not exceed 60 days. The fund’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The fund invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund is managed to maintain a stable net asset value (NAV) of  $1.00 per share, it is possible to lose money by investing in the fund.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-722-2333 (select Option 2)
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/11 through 3/31/11: 0.00% Best and worst quarterly performance reflected within the bar chart: Q1 2007: 1.12%; Q2-Q3 2009, and Q1-Q4 2010: 0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Money Market Fund | Class A
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class A
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	528
10 years	rr_ExpenseExampleYear10	1,202
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.62%
2003	rr_AnnualReturn2003	0.24%
2004	rr_AnnualReturn2004	0.43%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	4.00%
2007	rr_AnnualReturn2007	4.38%
2008	rr_AnnualReturn2008	1.86%
2009	rr_AnnualReturn2009	0.11%
2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
PL Money Market Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (before taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
PL Money Market Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
PL Money Market Fund | after taxes on distributions and sale of shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	A (after taxes on distributions and sale of shares)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
PL Money Market Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	0.13%
5 years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
PL Floating Rate Loan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Floating Rate Loan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks a high level of current income.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination

The investment adviser has contractually agreed to waive 0.10% of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.

Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 92.44% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.44%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the fund invests include senior loans of domestic and foreign issuers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The fund may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the fund may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The fund may invest all or substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager.

The manager seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments. Being classified as non-diversified does not prevent the manager from managing as though it were a diversified portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments. Being classified as non-diversified does not prevent the manager from managing as though it were a diversified portfolio.

Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 1.71% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.24%; Q2 2010: -2.37%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Floating Rate Loan Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	283
5 years	rr_ExpenseExampleYear05	534
10 years	rr_ExpenseExampleYear10	1,254
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	32.43%
2010	rr_AnnualReturn2010	7.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.37%)
PL Floating Rate Loan Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
PL Floating Rate Loan Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
PL Floating Rate Loan Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
PL Floating Rate Loan Fund | S&P/LSTA Leveraged Loan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
PL Inflation Managed Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Inflation Managed Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks to maximize total return consistent with prudent investment management.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 322.90% of the average value of the fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	322.90%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests its assets in fixed income securities. Normally, the fund focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the fund’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The fund may also invest in fixed income securities issued by U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and derivative instruments and forward commitments relating to the previously mentioned securities.

When selecting securities, the manager:

  Decides what duration to maintain. The fund’s average duration is generally expected to be within approximately 3 years of the fund’s benchmark index duration, which was 7.83 years as of March 31, 2011.
  Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.
  Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial portion of the portfolio is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation linked market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 2.04% Best and worst quarterly performance reflected within the bar chart: Q1 2008: 6.43%; Q3 2008: -5.33%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Inflation Managed Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	343
10 years	rr_ExpenseExampleYear10	826
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	8.96%
2004	rr_AnnualReturn2004	7.49%
2005	rr_AnnualReturn2005	1.56%
2006	rr_AnnualReturn2006	(0.48%)
2007	rr_AnnualReturn2007	10.24%
2008	rr_AnnualReturn2008	(3.36%)
2009	rr_AnnualReturn2009	14.87%
2010	rr_AnnualReturn2010	7.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.33%)
PL Inflation Managed Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	7.57%
5 years	rr_AverageAnnualReturnYear05	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
PL Inflation Managed Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.85%
5 years	rr_AverageAnnualReturnYear05	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
PL Inflation Managed Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	4.90%
5 years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
PL Inflation Managed Fund | Barclays Capital U.S. TIPS Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital U.S. TIPS Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.31%
5 years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
PL Managed Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Managed Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks to maximize total return consistent with prudent investment management.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 501.72% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	501.72%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The securities will principally be medium to high quality, investment grade securities with varying terms to maturity. The fund may invest in U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and commercial paper and other money market instruments. Duration management is a fundamental part of the management strategy for this fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

When selecting securities, the manager:

• Decides what duration to maintain. The fund’s average duration is generally expected to be within approximately 2 years of the fund’s benchmark index duration, which was 5.12 years as of March 31, 2011.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

• Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 0.94% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 7.56%; Q3 2008: -3.58%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Managed Bond Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	343
10 years	rr_ExpenseExampleYear10	826
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.47%
2003	rr_AnnualReturn2003	5.28%
2004	rr_AnnualReturn2004	4.34%
2005	rr_AnnualReturn2005	2.02%
2006	rr_AnnualReturn2006	3.56%
2007	rr_AnnualReturn2007	7.57%
2008	rr_AnnualReturn2008	2.86%
2009	rr_AnnualReturn2009	15.97%
2010	rr_AnnualReturn2010	8.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.58%)
PL Managed Bond Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	8.41%
5 years	rr_AverageAnnualReturnYear05	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
PL Managed Bond Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.09%
5 years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
PL Managed Bond Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	5.66%
5 years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
PL Managed Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
PL Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks current income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital appreciation is of secondary importance.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 195.72% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.72%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in fixed income securities (including derivatives on such securities). Normally the fund will focus on high quality, investment grade securities. Generally, the manager expects to track duration of the Barclays Capital 1-3 Year Government/Credit Bond Index (plus or minus a half-year), which was 1.86 years as of March 31, 2011, although the securities held may have short, intermediate, and long terms to maturity. In addition to making active sector allocations and security selection decisions, the manager also monitors portfolio duration as part of the management for this portfolio. The fund’s average duration will not likely exceed 3 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The manager intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, repurchase agreements collateralized by U.S. government securities, and money market instruments. The fund may invest up to 55% of its assets in investment grade corporate debt securities, including derivatives thereof. The fund may invest up to 15% of its assets in foreign debt denominated in U.S. dollars.

Within this broad structure, investment decisions reflect the manager’s outlook for interest rates and the economy as well as the prices and yields of the various securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

The manager uses futures, forwards and swaps (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are sold to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its current and former benchmark indexes, which provide broad measures of market performance. The former benchmark index, BofA Merrill Lynch 1-3 Year U.S. Treasury Index, is being provided to compare performance of the fund prior to July 1, 2011, when the fund had a different investment focus.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its current and former benchmark indexes, which provide broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 0.20% Best and worst quarterly performance reflected within the bar chart: Q1 2008: 2.69%; Q2 2004: -1.24%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Short Duration Bond Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	343
10 years	rr_ExpenseExampleYear10	826
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	(0.07%)
2005	rr_AnnualReturn2005	0.39%
2006	rr_AnnualReturn2006	2.83%
2007	rr_AnnualReturn2007	6.26%
2008	rr_AnnualReturn2008	2.60%
2009	rr_AnnualReturn2009	5.15%
2010	rr_AnnualReturn2010	2.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
PL Short Duration Bond Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	2.33%
5 years	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
PL Short Duration Bond Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.84%
5 years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
PL Short Duration Bond Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	1.56%
5 years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
PL Short Duration Bond Fund | Barclays Capital 1-3 Year Government/Credit Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.80%
5 years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
PL Short Duration Bond Fund | BofA Merrill Lynch 1-3 Year U.S. Treasury Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.35%
5 years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
PL Comstock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Comstock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination

The investment adviser has contractually agreed to waive 0.015% (rounded in the fee table) of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.

The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.

Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 30.58% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.58%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The manager invests primarily in common stocks. The manager focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing, seeking well-established, undervalued companies, which may be small, medium or large-sized companies. Fund securities are typically sold when the manager’s assessment of the capital growth and income potential of such securities materially changes
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 5.94% Best and worst quarterly performance reflected within the bar chart: Q3 2009: 19.00%; Q4 2008: -24.39%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Comstock Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	285
5 years	rr_ExpenseExampleYear05	529
10 years	rr_ExpenseExampleYear10	1,229
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.33%)
2003	rr_AnnualReturn2003	31.39%
2004	rr_AnnualReturn2004	15.93%
2005	rr_AnnualReturn2005	3.39%
2006	rr_AnnualReturn2006	15.28%
2007	rr_AnnualReturn2007	(4.05%)
2008	rr_AnnualReturn2008	(37.51%)
2009	rr_AnnualReturn2009	28.05%
2010	rr_AnnualReturn2010	14.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.39%)
PL Comstock Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	14.67%
5 years	rr_AverageAnnualReturnYear05	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
PL Comstock Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	14.51%
5 years	rr_AverageAnnualReturnYear05	(0.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
PL Comstock Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	9.74%
5 years	rr_AverageAnnualReturnYear05	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
PL Comstock Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
PL Growth LT Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Growth LT Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 82.71% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.71%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests in companies of any size. The fund principally invests in equity securities but may also invest in debt securities. The fund may invest up to 25% of its assets in foreign securities (equity and debt), including emerging market countries, denominated in a foreign currency and not publicly traded in the U.S. The fund manager looks for companies that have high potential for earnings growth that may not be recognized by other investors. The manager generally does not limit security selection to any industry sector or use other defined selection procedures.

There are no limitations on the countries in which the fund may invest, including emerging market countries; therefore, the fund may at times have significant foreign exposure.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 3.16% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 15.86%; Q4 2008: -22.82%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Growth LT Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	425
10 years	rr_ExpenseExampleYear10	1,005
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.33%)
2003	rr_AnnualReturn2003	31.13%
2004	rr_AnnualReturn2004	9.40%
2005	rr_AnnualReturn2005	6.42%
2006	rr_AnnualReturn2006	9.17%
2007	rr_AnnualReturn2007	13.09%
2008	rr_AnnualReturn2008	(40.92%)
2009	rr_AnnualReturn2009	35.73%
2010	rr_AnnualReturn2010	10.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.82%)
PL Growth LT Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	10.66%
5 years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
PL Growth LT Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	10.66%
5 years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
PL Growth LT Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	6.93%
5 years	rr_AverageAnnualReturnYear05	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
PL Growth LT Fund | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
PL Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Large-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination

The investment adviser has contractually agreed to waive 0.025% (rounded in fee table) of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. is terminated.

The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.

Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 101.69% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.69%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in equity securities of large-capitalization companies. The fund primarily invests in large-capitalization stocks ( $3 billion or more) of U.S. companies that the manager believes can sustain above average returns on invested capital at a higher level and over a longer period of time than reflected in current market prices. The fund normally focuses its investments in 35 to 55 stocks.

In selecting securities, the manager seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive edge.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 6.21% Best and worst quarterly performance reflected within the bar chart: Q3 2010: 14.88%; Q4 2008: -26.50%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Large-Cap Growth Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	528
10 years	rr_ExpenseExampleYear10	1,228
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(26.66%)
2003	rr_AnnualReturn2003	23.41%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	2.00%
2006	rr_AnnualReturn2006	(4.70%)
2007	rr_AnnualReturn2007	21.24%
2008	rr_AnnualReturn2008	(50.67%)
2009	rr_AnnualReturn2009	37.14%
2010	rr_AnnualReturn2010	14.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.50%)
PL Large-Cap Growth Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	14.80%
5 years	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
PL Large-Cap Growth Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	14.80%
5 years	rr_AverageAnnualReturnYear05	(2.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
PL Large-Cap Growth Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	9.62%
5 years	rr_AverageAnnualReturnYear05	(1.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
PL Large-Cap Growth Fund | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for the fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
PL Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Large-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 18.76% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.76%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in common stocks of large companies. It tends to emphasize U.S. companies with a total market capitalization of more than  $5 billion. The fund may also invest up to 20% of its assets in foreign securities, including emerging market countries.

The manager looks for companies that are undervalued or expected to grow.

The manager will consider selling a portfolio security to (i) reduce or eliminate holdings that exceed position size limits; (ii) approaching full valuation; (iii) that do not meet fundamental expectations; or, (iv) in favor of more attractive opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 7.32% Best and worst quarterly performance reflected within the bar chart: Q2 2003: 19.45%; Q3 2002: -21.37%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Large-Cap Value Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	475
10 years	rr_ExpenseExampleYear10	1,105
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.92%)
2003	rr_AnnualReturn2003	29.58%
2004	rr_AnnualReturn2004	9.15%
2005	rr_AnnualReturn2005	4.99%
2006	rr_AnnualReturn2006	16.64%
2007	rr_AnnualReturn2007	2.53%
2008	rr_AnnualReturn2008	(34.51%)
2009	rr_AnnualReturn2009	21.81%
2010	rr_AnnualReturn2010	8.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
PL Large-Cap Value Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes Fund
1 year	rr_AverageAnnualReturnYear01	8.98%
5 years	rr_AverageAnnualReturnYear05	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
PL Large-Cap Value Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	8.77%
5 years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
PL Large-Cap Value Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	6.10%
5 years	rr_AverageAnnualReturnYear05	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
PL Large-Cap Value Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
PL Main Street Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Main Street® Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital and income.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 58.13% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.13%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund principally invests in common stocks of U.S. companies with large market capitalizations.

The manager uses fundamental research and quantitative models to select securities for the fund, which is comprised of both growth and value stocks.

The manager seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

The manager will consider selling securities when:

  the stock price is approaching a target price set by the manager;
  the company’s competitive position deteriorates;
  the manager is not confident about the company’s management or decisions; or
  the manager has identified alternative investment opportunities it believes are more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 2.74% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 18.36%; Q4 2008: -22.26%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Main Street Core Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	365
10 years	rr_ExpenseExampleYear10	868
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	14.30%
2007	rr_AnnualReturn2007	3.74%
2008	rr_AnnualReturn2008	(38.77%)
2009	rr_AnnualReturn2009	27.68%
2010	rr_AnnualReturn2010	15.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
PL Main Street Core Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	15.80%
5 years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
PL Main Street Core Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	15.68%
5 years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
PL Main Street Core Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	10.41%
5 years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
PL Main Street Core Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
PL Mid-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Mid-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks capital appreciation.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 87.04% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.04%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in equity securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Index. As of March 31, 2011, the market capitalization range for the Russell Midcap Index was approximately  $209 million to  $62.9 billion.

The manager analyzes a company’s value by comparing its share price with its return on total capital or equity. Companies are considered undervalued when their share price is lower than their estimated worth or growth prospects.

The manager focuses on individual stock selection rather than on forecasting stock market trends.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 6.41% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.83%; Q4 2008: -26.71%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Mid-Cap Equity Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,126
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	8.36%
2006	rr_AnnualReturn2006	13.93%
2007	rr_AnnualReturn2007	(3.34%)
2008	rr_AnnualReturn2008	(38.69%)
2009	rr_AnnualReturn2009	37.59%
2010	rr_AnnualReturn2010	23.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.71%)
PL Mid-Cap Equity Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	23.04%
5 years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
PL Mid-Cap Equity Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	22.90%
5 years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
PL Mid-Cap Equity Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	15.16%
5 years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
PL Mid-Cap Equity Fund | Russell Midcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell Midcap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	25.48%
5 years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
PL Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Mid-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 44.37% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.37%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Growth Index. As of March 31, 2011, the market capitalization range for the Russell Midcap Growth Index was approximately  $1.15 billion to  $24 billion. The fund invests primarily in “growth” stocks.

The fund may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and emerging market countries.

The manager seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

The manager generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 8.32% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 25.90%; Q2 2002: -31.77%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Mid-Cap Growth Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	506
10 years	rr_ExpenseExampleYear10	1,181
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(44.76%)
2003	rr_AnnualReturn2003	28.38%
2004	rr_AnnualReturn2004	20.66%
2005	rr_AnnualReturn2005	17.01%
2006	rr_AnnualReturn2006	8.77%
2007	rr_AnnualReturn2007	21.94%
2008	rr_AnnualReturn2008	(46.92%)
2009	rr_AnnualReturn2009	57.99%
2010	rr_AnnualReturn2010	32.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.77%)
PL Mid-Cap Growth Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	32.83%
5 years	rr_AverageAnnualReturnYear05	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
PL Mid-Cap Growth Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	30.49%
5 years	rr_AverageAnnualReturnYear05	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
PL Mid-Cap Growth Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	23.41%
5 years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
PL Mid-Cap Growth Fund | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	26.38%
5 years	rr_AverageAnnualReturnYear05	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
PL Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Small-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 85.58% of the average value of the fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.58%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in small-capitalization equity securities. The fund invests mainly in equity securities that have a total market capitalization within the range of companies included in the Russell 2000 Growth Index and/or the S&P SmallCap 600 Index. As of March 31, 2011, the market capitalization of the companies in these indexes ranged from approximately  $7 million to  $5.68 billion. The fund invests primarily in “growth” stocks.

The manager will look for companies that have high unit volume growth or a positive life cycle change.

The manager may sell a stock when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 9.88% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.41%; Q4 2008: -27.18%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Small-Cap Growth Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	452
10 years	rr_ExpenseExampleYear10	1,064
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.70%)
2003	rr_AnnualReturn2003	25.34%
2004	rr_AnnualReturn2004	10.84%
2005	rr_AnnualReturn2005	2.50%
2006	rr_AnnualReturn2006	6.24%
2007	rr_AnnualReturn2007	14.14%
2008	rr_AnnualReturn2008	(46.57%)
2009	rr_AnnualReturn2009	45.27%
2010	rr_AnnualReturn2010	25.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
PL Small-Cap Growth Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	25.93%
5 years	rr_AverageAnnualReturnYear05	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
PL Small-Cap Growth Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	25.93%
5 years	rr_AverageAnnualReturnYear05	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
PL Small-Cap Growth Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	16.85%
5 years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
PL Small-Cap Growth Fund | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	29.09%
5 years	rr_AverageAnnualReturnYear05	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
PL Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 31.06% of the average value of the fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.06%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in small-capitalization equity securities. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization of between  $100 million and  $3.5 billion. The fund normally invests a significant portion of its assets in common stocks of companies the manager believes are undervalued relative to the market across a broad range of industry groups. The fund also expects to invest a significant portion of its assets in companies that the manager expects will generate income (for example, by paying dividends).

The manager uses a value investing style. The manager screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. The manager then narrows its field using further quantitative analysis of factors such as price momentum and earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. The manager generally tries to maintain about 100-150 stocks in the fund.

The manager considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available capital for the portfolio.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 8.38% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.60%; Q4 2008: -22.44%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Small-Cap Value Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	539
10 years	rr_ExpenseExampleYear10	1,251
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(28.22%)
2009	rr_AnnualReturn2009	24.77%
2010	rr_AnnualReturn2010	25.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.44%)
PL Small-Cap Value Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	25.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
PL Small-Cap Value Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	25.00%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
PL Small-Cap Value Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	16.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
PL Small-Cap Value Fund | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
PL Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks current income and long-term capital appreciation.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 32.30% of the average value of the fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.30%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The fund focuses on REITs, as well as real estate operating companies (REOCs), that invest in a variety of property types and regions, which may include office and industrial buildings, apartments, manufactured homes and hotels. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. A company is considered to be in the real estate or related industries if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The fund may invest in small-, mid- and large-capitalization companies.

When selecting securities, the manager uses a "bottom-up" process that is based upon the manager’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. A "top-down" asset allocation is determined by focusing on key regional criteria that include demographic and macroeconomic factors.

The manager generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Industry and Sector Concentration Risk: Concentrating investments in a single industry or market sector makes the fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or sector.
  Real Estate Risk: Adverse changes in the real estate markets, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the Investments in real estate investment trusts (REITs) and real estate operating companies (REOCs).
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 6.11% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 30.67%; Q4 2008: -37.93%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Real Estate Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	614
10 years	rr_ExpenseExampleYear10	1,412
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	15.79%
2006	rr_AnnualReturn2006	36.07%
2007	rr_AnnualReturn2007	(17.28%)
2008	rr_AnnualReturn2008	(38.61%)
2009	rr_AnnualReturn2009	29.83%
2010	rr_AnnualReturn2010	30.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.93%)
PL Real Estate Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	30.29%
5 years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
PL Real Estate Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	29.72%
5 years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
PL Real Estate Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	19.69%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
PL Real Estate Fund | FTSE NAREIT Equity REITs Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	FTSE NAREIT Equity REITs Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	27.95%
5 years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
PL Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 45.98% of the average value of the fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.98%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in securities (including American Depositary Receipts (ADRs)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. The fund principally invests in common stock and other equity securities.

The manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects.

In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates.

The manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from certain global trends.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: -0.95% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 38.53%; Q4 2008: -28.06%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Emerging Markets Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	560
10 years	rr_ExpenseExampleYear10	1,297
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	23.99%
2007	rr_AnnualReturn2007	31.93%
2008	rr_AnnualReturn2008	(48.02%)
2009	rr_AnnualReturn2009	83.27%
2010	rr_AnnualReturn2010	26.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.06%)
PL Emerging Markets Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	26.71%
5 years	rr_AverageAnnualReturnYear05	14.58%
Since Inception	rr_AverageAnnualReturnSinceInception	15.90%
PL Emerging Markets Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	26.21%
5 years	rr_AverageAnnualReturnYear05	13.06%
Since Inception	rr_AverageAnnualReturnSinceInception	14.39%
PL Emerging Markets Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	17.61%
5 years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.39%
PL Emerging Markets Fund | MSCI Emerging Markets Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	12.78%
Since Inception	rr_AverageAnnualReturnSinceInception	13.62%
PL International Large-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL International Large-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term growth of capital.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 33.73% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.73%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be an international large-capitalization company if it has a market capitalization of  $3 billion or more. The fund invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries.

The manager uses a bottom-up, as opposed to a top-down, investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. The manager may invest the fund’s assets in the stocks of growth companies, in the stocks of value companies, or in a combination of growth and value companies.

The fund invests a significant amount of its assets outside the U.S. The fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the fund generally expects to invest in at least 10 different non-U.S. countries.

The manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 3.02% Best and worst quarterly performance reflected within the bar chart: Q3 2009: 20.63%; Q4 2008: -16.24%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL International Large-Cap Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	587
10 years	rr_ExpenseExampleYear10	1,355
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.03%)
2003	rr_AnnualReturn2003	29.63%
2004	rr_AnnualReturn2004	17.40%
2005	rr_AnnualReturn2005	11.40%
2006	rr_AnnualReturn2006	25.62%
2007	rr_AnnualReturn2007	8.14%
2008	rr_AnnualReturn2008	(34.83%)
2009	rr_AnnualReturn2009	31.97%
2010	rr_AnnualReturn2010	9.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.24%)
PL International Large-Cap Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	9.54%
5 years	rr_AverageAnnualReturnYear05	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
PL International Large-Cap Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.36%
5 years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
PL International Large-Cap Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	6.39%
5 years	rr_AverageAnnualReturnYear05	4.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
PL International Large-Cap Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
PL International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 149.95% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	149.95%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund invests primarily in a diversified portfolio of equity securities of relatively large non-U.S. companies that the manager believes to be undervalued. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. As of March 31, 2011, the market capitalization range for the MSCI EAFE Index was approximately  $1.16 billion to  $227.89 billion. Equity securities in which the fund principally invests are common stocks. The fund may invest in American Depositary Receipts (ADRs).

Under normal conditions, the fund generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.

The fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/11 through 3/31/11: 3.71% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 25.11%; Q4 2008: -23.60%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL International Value Fund | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Class P
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	479
10 years	rr_ExpenseExampleYear10	1,123
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.15%)
2003	rr_AnnualReturn2003	25.87%
2004	rr_AnnualReturn2004	14.43%
2005	rr_AnnualReturn2005	8.12%
2006	rr_AnnualReturn2006	24.63%
2007	rr_AnnualReturn2007	5.70%
2008	rr_AnnualReturn2008	(47.64%)
2009	rr_AnnualReturn2009	27.41%
2010	rr_AnnualReturn2010	2.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/11 through 3/31/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
PL International Value Fund | before taxes | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	2.76%
5 years	rr_AverageAnnualReturnYear05	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
PL International Value Fund | after taxes on distributions | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	2.40%
5 years	rr_AverageAnnualReturnYear05	(3.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
PL International Value Fund | after taxes on distributions and sale of shares | Class P
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	2.25%
5 years	rr_AverageAnnualReturnYear05	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
PL International Value Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%

[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year and do not include non-recurring organizational and offering expenses.
[3]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 06/30/2014. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[4]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.30% through 6/30/2012. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[5]	The investment adviser has contractually agreed to waive 0.10% of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.
[6]	The investment adviser has contractually agreed to waive 0.015% (rounded in the fee table) of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.
[7]	The investment adviser has contractually agreed to waive 0.025% (rounded in fee table) of its management fee through June 30, 2012. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. is terminated.